Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 18, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS RESEARCH GROWTH FUND, INC
Central Index Key	dei_EntityCentralIndexKey	0000030162
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 18, 2011
Prospectus Date	rr_ProspectusDate	Jul 1, 2011

DREYFUS RESEARCH GROWTH FUND INC (Prospectus Summary): | DREYFUS RESEARCH GROWTH FUND INC
Dreyfus Research Growth Fund, Inc.

August 17, 2011

Dreyfus Research Growth Fund, Inc.

Supplement to Prospectus

dated July 1, 2011

The following information supersedes and replaces any contrary information contained in the section of the fund's Prospectus entitled "Fund Summary – Fees and Expenses":

Effective August 17, 2011, The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund until July 1, 2012, so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.88%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
DREYFUS RESEARCH GROWTH FUND INC (Prospectus Summary): | DREYFUS RESEARCH GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Dreyfus Research Growth Fund, Inc.
Supplement Text	ck0000030162_SupplementTextBlock

August 17, 2011

Dreyfus Research Growth Fund, Inc.

Supplement to Prospectus

dated July 1, 2011

The following information supersedes and replaces any contrary information contained in the section of the fund's Prospectus entitled "Fund Summary – Fees and Expenses":

Effective August 17, 2011, The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund until July 1, 2012, so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.88%.

DREYFUS RESEARCH GROWTH FUND INC | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DREQX
DREYFUS RESEARCH GROWTH FUND INC | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWOAX
DREYFUS RESEARCH GROWTH FUND INC | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWOCX
DREYFUS RESEARCH GROWTH FUND INC | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWOIX